Schedule II - Condensed Financial Information of Registrant - FY, Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash and cash equivalents	$ 103,757	$ 24,544	$ 28,182	$ 23,958	$ 16,218	$ 15,721
Deferred tax assets	4,940	6,822		5,101
Other assets	2,282	1,912		2,235
Total assets	663,271	545,278		437,604
Liabilities [Abstract]
Accounts payable and accrued expenses	6,239	7,410		4,903
Note payable	27,223	29,603		27,484
Total liabilities	453,387	431,827		345,018
Stockholders' Equity [Abstract]
Common stock	210	0
Additional paid-in capital		80,229		80,074
Accumulated other comprehensive income	8,667	3,651		5,214
Retained earnings	47,818	29,570		7,297
Stockholders' equity	209,884	113,451	$ 109,220	92,586	76,534	67,434
Total liabilities and stockholders' equity	663,271	545,278		437,604
Common Class A [Member]
Stockholders' Equity [Abstract]
Common stock	0	1		1
Stockholders' equity		1		1	1	1
Common Class B [Member]
Stockholders' Equity [Abstract]
Common stock	$ 0	0		0
Stockholders' equity		0		0	0	0
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents		1,744		2,712	$ 191	$ 322
Due from subsidiaries		673		1,542
Investment in subsidiaries		140,801		117,221
Deferred tax assets		562		623
Other assets		23		25
Total assets		143,803		122,123
Liabilities [Abstract]
Accounts payable and accrued expenses		150		61
Due to subsidiaries		0		0
Income taxes payable		599		1,992
Note payable		29,603		27,484
Total liabilities		30,352		29,537
Stockholders' Equity [Abstract]
Additional paid-in capital		80,229		80,074
Accumulated other comprehensive income		3,651		5,214
Retained earnings		29,570		7,297
Stockholders' equity		113,451		92,586
Total liabilities and stockholders' equity		143,803		122,123
Parent Company [Member] | Common Class A [Member]
Stockholders' Equity [Abstract]
Common stock		1		1
Parent Company [Member] | Common Class B [Member]
Stockholders' Equity [Abstract]
Common stock		$ 0		$ 0